Current liabilities	12 Months Ended
Dec. 31, 2020
Current liabilities
Current liabilities

Note 15: Current liabilities

15.1 Trade payables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Research and development suppliers	4,953	5,408
General and administrative suppliers	2,913	2,577
Total trade payables	7,866	7,985

The change in trade payables to research and development suppliers is primarily due to the increase in expenses associated with the Company’s ongoing clinical trials and research costs (refer to 16.1) and in particular, expenses related to the SARA clinical program and the launch of the COVA program.

The decrease in trade payables to general and administrative suppliers is primarily due to the reduction of the payment delays in 2020 and the payment of the 2019 suppliers balance which was partially postponed to 2020.

15.2 Tax and social liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Personnel expenses	315	521
Social security expenses	466	790
Other taxes	482	136
Total tax and social liabilities	1,263	1,446

15.3 Other creditors and miscellaneous liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2018	2019
Attendance fees	230	242
Other	2	26
Total other creditors and miscellaneous liabilities	232	268